Financial Instruments by Category	12 Months Ended
Dec. 31, 2025
Financial Instruments by Category [Abstract]
FINANCIAL INSTRUMENTS BY CATEGORY
33.	FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as of the end of the reporting period are as follows:

Financial assets

	Financial assets at FVTPL	Financial assets at amortized cost	Total
	US$’000	US$’000	US$’000
As of December 31, 2023
Accounts receivable	—	5,339	5,339
Financial assets at FVTPL	77,801	—	77,801
Amounts due from joint ventures	—	23,810	23,810
Deposits and other receivables	—	2,139	2,139
Restricted cash	—	135	135
Cash and bank balances	—	6,121	6,121
	77,801	37,544	115,345
As of December 31, 2024
Accounts receivable	—	6,457	6,457
Financial assets at FVTPL	420,544	—	420,544
Derivative financial instruments	30,339	—	30,339
Deposits and other receivables	—	1,315	1,315
Cash and bank balances	—	19,978	19,978
	450,883	27,750	478,633
As of December 31, 2025
Accounts receivable	—	7,112	7,112
Financial assets at FVTPL	467,184	—	467,184
Derivative financial instruments	177,450	—	177,450
Deposits and other receivables	—	79,032	79,032
Cash and bank balances	—	17,660	17,660
	644,634	103,804	748,438

Financial liabilities at amortized costs

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Accounts payable	8,808	2,785	1,533
Other payables and accruals	17,151	7,309	6,114
Borrowings	62,304	219,609	259,142
Amounts due to subsidiary’s non-controlling shareholders	53,727	63,019	64,081
Deferred underwriting commissions	—	—	6,000
Redeemable shares classified as financial liabilities	—	—	139,322
Amount due to ultimate holding company	70,196	102,622	132,541
	212,186	395,344	608,733

As at December 31, 2025, the Company has financial liabilities at FVTPL of US$5,095,000 (2024 and 2023: nil).